Related Parties	12 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Related Parties	Related parties
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their close families, had an interest, directly or indirectly, in any transaction from 1 July 2021 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

Directors and other key management
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.

The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2024
Salaries	23	—
Retirement contributions	3	—
Bonuses	12	—
Exercise/settlement of share options	13	—
Directors' fees	—	13
Total	51	13
2023
Salaries	23	—
Retirement contributions	3	—
Bonuses	8	—
Exercise/settlement of share options	6	—
Directors' fees	—	14
Total	40	14

On 29 November 2022, Harmony announced the retirement by rotation of Mr Andre Wilkens, non-executive director, and
Mr Joaquim Chissano, independent non-executive director, with effect from 29 November 2022.
35    Related parties continued
Directors and other key management continued
The following directors and prescribed officers owned shares in Harmony at year-end. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2024	2023
Directors
Peter Steenkamp	612 436	598 513
Boipelo Lekubo	52 918	24 753
Harry Mashego	55 053	28 975
Prescribed officers
Beyers Nel	79 706	54 195
Marian van der Walt	47 092	66 870
Johannes van Heerden	74 065	42 310
Anton Buthelezi	13 390	—
Melanie Naidoo-Vermaak[1]	n/a	7 966
[1] Resigned as prescribed officer effective 31 December 2023.

Modise Motloba, Harmony’s former deputy chairman resigned effective 27 June 2022. He is a director of Tysys (Proprietary)
Limited (Tysys) which entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. Approximately R5 million was paid during the 2022 financial year relating to services rendered in that year.

There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.

Other related parties
The services rendered to joint operations relate to professional and technical services. All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 19.

	SA Rand
Figures in million	2024	2023
Sales and services rendered to related parties
Joint operations	5	4
Total	5	4

	SA Rand
Figures in million	2024	2023
Purchases and services acquired from related parties
Associates	76	69
Total	76	69